Consolidated VIEs and Noncontrolling Interests - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 287	$ 924	$ 800
Property and equipment, net	4,391	5,374
Total assets	17,863	21,756
Long-term debt, net	1,008	666
Total liabilities	21,318	23,169
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	61
Variable Interest Entity, Primary Beneficiary | SBG JVs
Variable Interest Entity [Line Items]
Cash and cash equivalents	55	101
Property and equipment, net	498	621
Restricted cash	3	10
Total assets	2,299	2,708
Long-term debt, net	3	6
Total liabilities	2,176	2,368
Redeemable stock issued by VIEs	80	80
Total net assets	43	260
Preferred stock liquidation preference	500	500
Variable Interest Entity, Primary Beneficiary | Other VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	6	8
Property and equipment, net	0	0
Restricted cash	0	0
Total assets	10	15
Long-term debt, net	0	0
Total liabilities	3	3
Redeemable stock issued by VIEs	0	0
Total net assets	$ 7	$ 12